State Street Blackstone Senior Loan ETF Expense Example - State Street Blackstone Senior Loan ETF - State Street Blackstone Senior Loan ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	$ 871